Audit fees	12 Months Ended
Dec. 31, 2024
Auditor's remuneration [abstract]
Audit fees	29. Audit Fees
The following auditors’ fees were expensed in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss:

	Year Ended December 31,
in thousands of $	2024	2023	2022
Audit fees 1)	$2,657	$1,979	$1,394
Audit-related fees	597	330	380
Total	$3,254	$2,309	$1,774
1)Audit services performed by Deloitte Accountants B.V. as the external auditor referred to in Section 1 of the Dutch Accounting Firms Oversight
Act (Wta) as well as by the Deloitte network.